AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 97.9%
Communication Services - 3.8%
Auto Trader Group PLC (United Kingdom)[1]	2,100	$18,545
Integral Ad Science Holding Corp. (United States)*	2,960	29,511
Internet Initiative Japan, Inc. (Japan)	1,425	26,609

Total Communication Services		74,665
Consumer Discretionary - 9.4%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	2,880	32,026
Brunswick Corp. (United States)	355	34,265
CIE Automotive, S.A. (Spain)	425	12,189
Dalata Hotel Group PLC (Ireland)	3,700	17,983
Games Workshop Group PLC (United Kingdom)	100	12,672
Goldwin, Inc. (Japan)	250	15,918
Spin Master Corp. (Canada)[1]	625	15,992
Topgolf Callaway Brands Corp. (United States)*	835	13,502
Warby Parker, Inc., Class A (United States)*	2,050	27,900

Total Consumer Discretionary		182,447
Consumer Staples - 6.2%
Kobe Bussan Co., Ltd. (Japan)	1,075	26,341
Performance Food Group Co. (United States)*	620	46,277
Rohto Pharmaceutical Co., Ltd. (Japan)	875	17,001
Tate & Lyle PLC (United Kingdom)	1,000	7,794
Viscofan, S.A. (Spain)	375	23,838

Total Consumer Staples		121,251
Energy - 1.1%
Pason Systems, Inc. (Canada)	700	8,082
Technip Energies, N.V. (France)	525	13,281

Total Energy		21,363
Financials - 15.8%
FinecoBank Banca Fineco S.P.A. (Italy)	900	13,479
Integral Corp. (Japan)*	700	17,413
Jack Henry & Associates, Inc. (United States)	135	23,453
MVB Financial Corp. (United States)	1,190	26,549
Nordnet AB publ (Sweden)[2]	900	16,514
PJT Partners, Inc., Class A (United States)[2]	220	20,737
Rakuten Bank, Ltd. (Japan)*	1,850	36,920
RenaissanceRe Holdings, Ltd. (Bermuda)	135	31,729
Safety Insurance Group, Inc. (United States)	290	23,835
Steadfast Group, Ltd. (Australia)	10,425	39,944
Topdanmark AS (Denmark)	200	8,534
Webster Financial Corp. (United States)	970	49,247

Total Financials		308,354
	Shares	Value
Health Care - 7.7%
10X Genomics, Inc., Class A (United States)*	270	$10,133
Amplifon S.P.A. (Italy)	300	10,936
Ascendis Pharma A/S, ADR (Denmark)*	100	15,117
Chemed Corp. (United States)	60	38,516
Encompass Health Corp. (United States)	265	21,884
Siegfried Holding AG (Switzerland)	20	20,422
Treace Medical Concepts, Inc. (United States)*	1,650	21,532
Xenon Pharmaceuticals, Inc. (Canada)*	280	12,054

Total Health Care		150,594
Industrials - 27.8%
Ag Growth International, Inc. (Canada)	550	24,914
Arcadis, N.V. (Netherlands)	225	13,779
AZ-COM MARUWA Holdings, Inc. (Japan)	775	6,940
The AZEK Co., Inc. (United States)*	530	26,617
Casella Waste Systems, Inc., Class A (United States)*	425	42,020
Daiei Kankyo Co., Ltd. (Japan)	1,250	21,913
Diploma PLC (United Kingdom)	400	18,789
Driven Brands Holdings, Inc. (United States)*	1,690	26,685
EMCOR Group, Inc. (United States)	170	59,534
Esab Corp. (United States)	420	46,439
Hexcel Corp. (United States)	330	24,040
IPH, Ltd. (Australia)	2,375	9,762
KION Group AG (Germany)	366	19,253
Nexans, S.A. (France)	150	15,681
Regal Rexnord Corp. (United States)	290	52,229
Rotork PLC (United Kingdom)	2,275	9,446
Saab AB, Class B (Sweden)	250	22,238
SMS Co., Ltd. (Japan)	875	15,048
Tetra Tech, Inc. (United States)	175	32,324
The Weir Group PLC (United Kingdom)	850	21,713
WESCO International, Inc. (United States)	2	343
WillScot Mobile Mini Holdings Corp. (United States)*	700	32,550

Total Industrials		542,257
Information Technology - 18.8%
Accton Technology Corp. (Taiwan)	550	7,882
Astera Labs, Inc. (United States)*	3	223
CyberArk Software, Ltd. (Israel)*	160	42,501
Fortnox AB (Sweden)	1,273	7,952
Impinj, Inc. (United States)*,2	120	15,409
JFrog, Ltd. (Israel)*	725	32,059

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 18.8% (continued)
MACOM Technology Solutions Holdings, Inc. (United States)*	290	$27,736
Nice, Ltd., Sponsored ADR (Israel)*,2	160	41,699
Onto Innovation, Inc. (United States)*	185	33,500
Simplex Holdings, Inc. (Japan)	1,550	28,615
Sopra Steria Group (France)	75	18,176
Synaptics, Inc. (United States)*	425	41,463
TOTVS, S.A. (Brazil)	2,133	12,116
Universal Display Corp. (United States)	180	30,321
Workiva, Inc. (United States)*	320	27,136

Total Information Technology		366,788
Materials - 1.8%
Avient Corp. (United States)	540	23,436
Huhtamaki Oyj (Finland)[2]	300	12,568

Total Materials		36,004
Real Estate - 4.4%
KDX Realty Investment Corp., REIT (Japan)	25	26,572
National Storage Affiliates Trust, REIT (United States)	1,130	44,251
The UNITE Group PLC, REIT (United Kingdom)	1,200	14,844

Total Real Estate		85,667
Utilities - 1.1%
Nippon Gas Co., Ltd. (Japan)	1,275	21,474

Total Common Stocks (Cost $1,563,766)		1,910,864

	Principal Amount	Value
Short-Term Investments - 5.6%
Joint Repurchase Agreements - 2.6%[3]
RBC Dominion Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $51,336 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 04/04/24 - 03/01/54, totaling $52,332)	$51,306	$51,306

	Shares
Other Investment Companies - 3.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%[4]	23,552	23,552
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[4]	35,327	35,327

Total Other Investment Companies		58,879

Total Short-Term Investments (Cost $110,185)		110,185
Total Investments - 103.5% (Cost $1,673,951)		2,021,049
Other Assets, less Liabilities - (3.5)%		(69,203)
Net Assets - 100.0%		$1,951,846

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $34,537 or 1.8% of net assets.
[2]	Some of these securities, amounting to $95,843 or 4.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$367,695	$174,562	—	$542,257
Information Technology	304,163	62,625	—	366,788
Financials	184,084	124,270	—	308,354
Consumer Discretionary	154,340	28,107	—	182,447
Health Care	119,236	31,358	—	150,594
Consumer Staples	54,071	67,180	—	121,251
Real Estate	44,251	41,416	—	85,667
Communication Services	29,511	45,154	—	74,665
Materials	36,004	—	—	36,004
Utilities	—	21,474	—	21,474
Energy	8,082	13,281	—	21,363
Short-Term Investments
Joint Repurchase Agreements	—	51,306	—	51,306
Other Investment Companies	58,879	—	—	58,879
Total Investment in Securities	$1,360,316	$660,733	—	$2,021,049

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2024, was as follows:
Country	% of Long-Term Investments
Australia	2.6
Bermuda	1.7
Brazil	0.6
Canada	3.2
Denmark	1.2
Finland	0.7
France	2.5
Germany	1.0
Ireland	0.9
Israel	6.1
Italy	1.3
Country	% of Long-Term Investments
Japan	13.6
Netherlands	0.7
Spain	1.9
Sweden	2.4
Switzerland	1.1
Taiwan	0.4
United Kingdom	5.4
United States	51.0
Uruguay	1.7
100.0

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$95,843	$51,306	$47,196	$98,502
The following table summarizes the securities received as collateral for securities lending at March 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/24-05/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.